Fully Benefit-Responsive Synthetic Guaranteed Investment Contract	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Synthetic Guaranteed Investment Contract

NOTE 6. Fully Benefit-Responsive Synthetic Guaranteed Investment Contract

The Plan holds a SGIC, which consists of units of participation in the Prudential Core Intermediate Bond Fund (a collective trust fund, the "Collective Trust") managed by Prudential Trust Company and a wrapper contract issued by Prudential Insurance Company of America (the "Wrapper").

Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investments from the SGIC at contract value due to the contract value guarantee provided to the Plan under the Wrapper. There are no reserves against the contract value for credit risk of the issuer or otherwise.

There are no events that limit the ability of the Plan to transact at contract value as long as the contract remains in force. The investment contract does specify events, which may result in a termination. Such events include Plan termination or merger, early retirement incentive, layoffs, etc. Termination of the contract would cause distributions to be payable at fair value. In addition, Prudential may not cause the contract to be terminated at an amount other than contract value. Currently, management believes that the occurrence of an event that would cause the Plan to transact contract distributions at less than contract value is not probable.

The crediting interest rate of the contract is based upon an agreed-upon formula with the issuer, as defined in the contract agreement, but cannot be less than zero. The interest rates are reviewed on a semi-annual basis and are updated per the contract. The key factors that influence future interest crediting rates could include the following: the level of market interest rates; the amount and timing of participant contributions; transfers and withdrawals into/out of the contracts; and the duration of the underlying investments backing the contracts.

The fair value of the Wrapper is based upon a comparison of the cost of the Wrapper and current re-bid prices for a similar wrapper contract as of the financial statement date (level 3 inputs). The value of the Wrapper was determined to be zero as of December 31, 2025 and 2024.